Supplementary Cash Flow Information - Schedule of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary cash flow information [abstract]
Accounts receivable	$ 713	$ 7,018
Inventories	(4,634)	653
Prepaids	(1,326)	7
Accounts payable and accrued liabilities	(463)	(1,778)
Interest payable	(17)	40
Income tax payable	(887)	(4,139)
Income tax received		92
Total	(6,614)	$ 1,893
Assets acquired under capital lease	1,780
ROU assets (Note 2.5)	$ 9,355